Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Parenthetical) (Detail) £ in Millions	Dec. 31, 2018 GBP (£)
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets designated at FVTPL	£ 1,095
Financial assets mandatorily at FVTPL	4,522
Santandar UK plc [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets designated at FVTPL	1,095
Financial assets mandatorily at FVTPL	£ 4,380